Share capital and share-based compensation - Outstanding Shares (Details) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2023 USD ($) shares	Mar. 31, 2022 USD ($) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares
Disclosure of classes of share capital [line items]
Equity | $	$ 462.0	$ 499.9	$ 498.0	$ 457.0
Exercise of stock options (in shares)	45,000	190,595
Exercise of stock options | $		$ 0.0
Restricted share units
Disclosure of classes of share capital [line items]
Settlement of RSUs (in shares)	378,190	0
Issued capital
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	176,500,000	169,100,000	176,100,000	163,200,000
Equity | $	$ 775.4	$ 718.3	$ 772.4	$ 672.1
Exercise of stock options (in shares)		200,000
Exercise of stock options | $		$ 0.2
Issued capital | Restricted share units
Disclosure of classes of share capital [line items]
Settlement of RSUs (in shares)	400,000
Outstanding Capital
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	176,500,000		176,100,000	163,200,000
Equity | $	$ 775.4		$ 772.4	$ 672.1
Share issuance (in shares)			5,300,000
Share issuance | $			$ 49.7
Exercise of stock options (in shares)			1,600,000
Exercise of stock options | $			$ 0.5
Exercise of warrants (in shares)			5,700,000
Surrender of Warrants Due to Make-Whole Exercise, USD | $			$ 46.0
Outstanding Capital | Restricted share units
Disclosure of classes of share capital [line items]
Settlement of RSUs (in shares)	400,000		300,000
Restricted share units settled | $	$ 3.0		$ 4.1